Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Beginning balance	$ 332,334	$ 360,701
Addition	132	74,175
Reverse	(64,769)	(117,141)
Foreign exchange adjustment	9,451	14,599
Ending balance	$ 277,148	$ 332,334